UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Damian Resnik
Title:    Chief Compliance Officer
Phone:    (441) 296-0222

Signature, Place and Date of Signing:


/s/ Damian Resnik                Hamilton, Bermuda          February 17, 2009
----------------------           ------------------         -----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       82

Form 13F Information Table Value Total:       $271,119
                                              (thousands)

List of Other Included Managers: None.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        (x1000)   PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                 --------------     -----        -------   -------   --- ----  ----------   -----  ----      ---- ----
ABB LTD                         SPONSORED ADR     000375204    1,876       125,000 SH           SOLE      NONE     125,000
AES CORP                        COM               00130H105      659        80,000 SH           SOLE      NONE      80,000
AK STL HLDG CORP                COM               001547108    8,854       950,000 SH           SOLE      NONE     950,000
ALEXION PHARMACEUTICALS INC     COM               015351109    1,039        28,700 SH           SOLE      NONE      28,700
ALLIANZ SE                      SP ADR 1/10 SH    018805101      374        34,500 SH           SOLE      NONE      34,500
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105   22,003       710,000 SH           SOLE      NONE     710,000
AMGEN INC                       COM               031162100    1,207        20,900 SH           SOLE      NONE      20,900
APPLE INC                       COM               037833100    3,755        44,000 SH           SOLE      NONE      44,000
ARCH COAL INC                   COM               039380100      497        30,500 SH           SOLE      NONE      30,500
ATLAS PIPELINE PARTNERS LP      UNIT L P INT      049392103      408        68,000 SH           SOLE      NONE      68,000
BANCO BILBAO VIZCAYA ARGENTA    SPONSORED ADR     05946K101    1,295       103,700 SH           SOLE      NONE     103,700
BANCO BRADESCO S A              SP ADR PFD NEW    059460303   22,523     2,282,000 SH           SOLE      NONE   2,282,000
BANCO ITAU HLDG FINANCIERA S    SP ADR 500 PFD    059602201   25,374     2,187,400 SH           SOLE      NONE   2,187,400
BANCOLOMBIA S A                 SPON ADR PREF     05968L102    1,931        82,700 SH           SOLE      NONE      82,700
BANK OF NEW YORK MELLON CORP    COM               064058100    9,349       330,000 SH           SOLE      NONE     330,000
BIOGEN IDEC INC                 COM               09062X103    1,119        23,500 SH           SOLE      NONE      23,500
BIOMARIN PHARMACEUTICAL INC     COM               09061G101      867        48,700 SH           SOLE      NONE      48,700
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109      488        29,000 SH           SOLE      NONE      29,000
CELGENE CORP                    COM               151020104    1,039        18,800 SH           SOLE      NONE      18,800
CEPHALON INC                    COM               156708109    1,225        15,900 SH           SOLE      NONE      15,900
CHESAPEAKE ENERGY CORP          COM               165167107    9,362       579,000 SH           SOLE      NONE     579,000
COLLECTIVE BRANDS INC           COM               19421W100      468        40,000 SH           SOLE      NONE      40,000
COMMUNITY HEALTH SYS INC NEW    COM               203668108      569        39,000 SH           SOLE      NONE      39,000
CONSTELLATION BRANDS INC        CL A              21036P108      473        30,000 SH           SOLE      NONE      30,000
CORRECTIONS CORP AMER NEW       COM NEW           22025Y407    9,162       560,000 SH           SOLE      NONE     560,000
DEAN FOODS CO NEW               COM               242370104      503        28,000 SH           SOLE      NONE      28,000
DESARROLLADORA HOMEX S A DE     SPONSORED ADR     25030W100      986        43,200 SH           SOLE      NONE      43,200
DISH NETWORK CORP               CL A              25470M109      406        36,600 SH           SOLE      NONE      36,600
E TRADE FINANCIAL CORP          COM               269246104      472       410,000 SH           SOLE      NONE     410,000
EDISON INTL                     COM               281020107      450        14,000 SH           SOLE      NONE      14,000
EXPEDIA INC DEL                 COM               30212P105      552        67,000 SH           SOLE      NONE      67,000
FEDERAL NATL MTG ASSN           COM               313586109    2,660     3,500,000 SH           SOLE      NONE   3,500,000
FIRST SOLAR INC                 COM               336433107    7,105        51,500 SH           SOLE      NONE      51,500
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS    344419106    8,400       278,800 SH           SOLE      NONE     278,800
GENZYME CORP                    COM               372917104    1,022        15,400 SH           SOLE      NONE      15,400
GILEAD SCIENCES INC             COM               375558103    1,335        26,100 SH           SOLE      NONE      26,100
GOLDMAN SACHS GROUP INC         COM               38141G104    8,355        99,000 SH           SOLE      NONE      99,000
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206   11,846       792,901 SH           SOLE      NONE     792,901
HEALTHSOUTH CORP                COM NEW           421924309      482        44,000 SH           SOLE      NONE      44,000
HERTZ GLOBAL HOLDINGS INC       COM               42805T105      796       157,000 SH           SOLE      NONE     157,000
HSBC HLDGS PLC                  SPON ADR NEW      404280406      613        12,600 SH           SOLE      NONE      12,600
INTERPUBLIC GROUP COS INC       COM               460690100      444       112,000 SH           SOLE      NONE     112,000
ISHARES INC                     MSCI TAIWAN       464286731    2,012       265,100 SH           SOLE      NONE     265,100
ISHARES TR                      MSCI EMERG MKT    464287234   21,999       881,000 SH           SOLE      NONE     881,000
JAMES RIVER COAL CO             COM NEW           470355207      904        59,000 SH           SOLE      NONE      59,000
JARDEN CORP                     COM               471109108      472        41,000 SH           SOLE      NONE      41,000
JOES JEANS INC                  COM               47777N101      270       749,444 SH           SOLE      NONE     749,444
JONES APPAREL GROUP INC         COM               480074103      422        72,000 SH           SOLE      NONE      72,000
KONINKLIJKE PHILIPS ELECTRS     NY REG SH NEW     500472303    1,991       100,200 SH           SOLE      NONE     100,200
LAMAR ADVERTISING CO            CL A              512815101      377        30,000 SH           SOLE      NONE      30,000
LAS VEGAS SANDS CORP            COM               517834107      617       104,000 SH           SOLE      NONE     104,000
LEVEL 3 COMMUNICATIONS INC      COM               52729N100      483       690,000 SH           SOLE      NONE     690,000
LIBERTY GLOBAL INC              COM SER A         530555101      653        41,000 SH           SOLE      NONE      41,000
LIZ CLAIBORNE INC               COM               539320101      400       154,000 SH           SOLE      NONE     154,000
MCMORAN EXPLORATION CO          COM               582411104      588        60,000 SH           SOLE      NONE      60,000
MGM MIRAGE                      COM               552953101      688        50,000 SH           SOLE      NONE      50,000
MIRANT CORP NEW                 COM               60467R100      519        27,500 SH           SOLE      NONE      27,500
MORGAN STANLEY                  COM NEW           617446448    5,133       320,000 SH           SOLE      NONE     320,000
MYRIAD GENETICS INC             COM               62855J104    1,259        19,000 SH           SOLE      NONE      19,000
NOKIA CORP                      SPONSORED ADR     654902204    2,309       148,000 SH           SOLE      NONE     148,000
NRG ENERGY INC                  COM NEW           629377508      420        18,000 SH           SOLE      NONE      18,000
ONYX PHARMACEUTICALS INC        COM               683399109    1,301        38,100 SH           SOLE      NONE      38,100
OSI PHARMACEUTICALS INC         COM               671040103    1,054        27,000 SH           SOLE      NONE      27,000
OWENS ILL INC                   COM NEW           690768403      601        22,000 SH           SOLE      NONE      22,000
PENSKE AUTOMOTIVE GRP INC       COM               70959W103      595        77,500 SH           SOLE      NONE      77,500
PLAINS EXPL& PRODTN CO          COM               726505100      558        24,000 SH           SOLE      NONE      24,000
QWEST COMMUNICATIONS INTL IN    COM               749121109      637       175,000 SH           SOLE      NONE     175,000
ROSS STORES INC                 COM               778296103    9,514       320,000 SH           SOLE      NONE     320,000
RYANAIR HLDGS PLC               SPONSORED ADR     783513104      401        13,800 SH           SOLE      NONE      13,800
SIEMENS A G                     SPONSORED ADR     826197501    1,826        24,100 SH           SOLE      NONE      24,100
SMITHFIELD FOODS INC            COM               832248108      563        40,000 SH           SOLE      NONE      40,000
SPRINT NEXTEL CORP              COM SER 1         852061100      366       200,000 SH           SOLE      NONE     200,000
STEEL DYNAMICS INC              COM               858119100      492        44,000 SH           SOLE      NONE      44,000
TJX COS INC NEW                 COM               872540109    9,257       450,000 SH           SOLE      NONE     450,000
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW      900111204    4,429       303,800 SH           SOLE      NONE     303,800
TYSON FOODS INC                 CL A              902494103      499        57,000 SH           SOLE      NONE      57,000
U S G CORP                      COM NEW           903293405      410        51,000 SH           SOLE      NONE      51,000
UNIBANCO-UNIAO DE BANCOS BRA    ADR               90458E107   20,717       320,600 SH           SOLE      NONE     320,600
UNITED THERAPEUTICS CORP DEL    COM               91307C102      713        11,400 SH           SOLE      NONE      11,400
VIRGIN MEDIA INC                COM               92769L101      624       125,000 SH           SOLE      NONE     125,000
WYNN RESORTS LTD                COM               983134107      423        10,000 SH           SOLE      NONE      10,000
YINGLI GREEN ENERGY HLDG CO     ADR               98584B103    2,280       373,800 SH           SOLE      NONE     373,800

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